Note Payable (Details Textual) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Note Payable (Textual)
Aggregate principal amount	$ 10,000,000	$ 10,000,000
Number of common stock issued, shares			147,981		500,000
Aggregate amount of shares issued		$ 1,000,000			$ 245,000
Notes term		42 months
Amortization of deferred revenue	42,539	$ 81,599
Interest expense	251,656	499,285			825,708
Amortization of discount	140,379	269,276	$ 196,223	$ 376,627	$ 825,708
Accrued termination fee	$ 29,777	57,119
Deferred revenue		$ 500,000
Interest rate	5.00%	5.00%
Senior Secured Note [Member]
Note Payable (Textual)
Notes term		42 months
Description of LIBOR rate		The Original Principal Amount of the Note bears interest at a rate equal to LIBOR plus 9% per annum. Such interest is payable in cash except that 2% per annum of the interest shall be paid-in-kind, by increasing the principal amount of the Notes by the amount of such interest.
Amortization payments		$ 333,334
Percentage of monetization revenues		85.00%
Payment term monetization revenues description		The Company shall pay the Revenue Participants up to 50% of Monetization Revenues totaling (i) $5,000,000, if paid in full prior to March 31, 2018 and (ii) $7,500,000 thereafter (the "Revenue Stream"). The Company must also pay $350,000 to the Note Purchasers upon repayment of the Notes.
Purchasers upon repayment of the notes		$ 350,000
Interest rate	9.00%	9.00%
Senior Secured Note [Member] | Fortress Credit Co LLC [Member]
Note Payable (Textual)
Number of common stock issued, shares		2,619,538
Aggregate amount of shares issued		$ 1,000,000
Stock price per share	$ 0.3817	$ 0.3817
Notes and a structuring fee to the Investors		$ 8,850,000
Percentage of discount		10.00%